Document and Entity Information	Jul. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2026
Entity File Number	333-104887-07
Entity Registrant Name	SLM Student Loan Trust 2004-1
Entity Central Index Key	0001321766
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	60 Wall Street
Entity Address, Address Line Two	16th Floor
Entity Address, Address Line Three	Mail Stop NYC60-1625
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false